UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	October 29, 2003
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	63

Form 13F Information Table Value Total:	$208896



List of Other Included Managers:		None
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
                                                  KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                         September 30, 2003
                                                          Voting Authority
                                                      --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579Y101     3453    50000 SH       Sole                    50000
AOL Time Warner Inc            COM              00184A105     3096   204900 SH       Sole                   204900
AT&T Corp Wireless             COM              00209A106     5172   632232 SH       Sole                   632232
American International         COM              026874107     6718   116435 SH       Sole                   116435
Amgen                          COM              031162100     2613    40500 SH       Sole                    40500
Arrow Electronics, Inc.        COM              042735100     2275   123700 SH       Sole                   123700
Avnet Inc                      COM              053807103      246    14900 SH       Sole                    14900
Avon Products                  COM              054303102     3680    57000 SH       Sole                    57000
Bank One Corp                  COM              06423A103     3606    93300 SH       Sole                    93300
BankAmerica Corp               COM              060505104     6337    81202 SH       Sole                    81202
Boeing Co                      COM              097023105     1802    52500 SH       Sole                    52500
Burlington Resources           COM              122014103     2232    46300 SH       Sole                    46300
CVS Corporation                COM              126650100     4553   146600 SH       Sole                   146600
Caterpillar Inc                COM              149123101     1859    27000 SH       Sole                    27000
Cendant Corp                   COM              151313103     3075   164500 SH       Sole                   164500
ChevronTexaco Corp             COM              166764100     6395    89510 SH       Sole                    89510
Choicepoint Inc                COM              170388102     1856    55397 SH       Sole                    55397
Cisco Systems                  COM              17275R102     7946   405640 SH       Sole                   405640
Citigroup Inc                  COM              172967101     7682   168799 SH       Sole                   168799
Colgate-Palmolive Co           COM              194162103     2196    39300 SH       Sole                    39300
Dell Computer Corp             COM              247025109     1851    55400 SH       Sole                    55400
Duke Energy Corp               COM              264399106     2408   135200 SH       Sole                   135200
E M C Corp                     COM              268648102     4319   342000 SH       Sole                   342000
Eastman Kodak Company          COM              277461109     1186    56650 SH       Sole                    56650
Eaton Corp                     COM              278058102     2233    25200 SH       Sole                    25200
El Paso Corporation            COM              28336L109     1715   234900 SH       Sole                   234900
Ensco Intl Inc                 COM              26874Q100     2446    91200 SH       Sole                    91200
Exxon Mobil Corp               COM              30231G102     7304   199576 SH       Sole                   199576
Federated Dept Stores          COM              31410H101     4098    97800 SH       Sole                    97800
First Data Corp                COM              319963104     5283   132200 SH       Sole                   132200
Flextronics Intl Ltd           COM              Y2573F102     2425   170500 SH       Sole                   170500
General Electric Company       COM              369604103     4394   147400 SH       Sole                   147400
General Motors Corp            COM              370442105     2730    66707 SH       Sole                    66707
Intel Corp                     COM              458140100     4802   174500 SH       Sole                   174500
International Paper            COM              460146103     6840   175300 SH       Sole                   175300
Intl Business Machines         COM              459200101     3900    44150 SH       Sole                    44150
J P Morgan & Co. Inc/Chase     COM              46625H100     4082   118900 SH       Sole                   118900
Johnson & Johnson              COM              478160104     3868    78100 SH       Sole                    78100
Kimberly-Clark                 COM              494368103     1355    26404 SH       Sole                    26404
Kraft Foods                    COM              50075N104     1681    57000 SH       Sole                    57000
Kroger Co                      COM              501044101      734    41100 SH       Sole                    41100
L-3 Communications Hldfs       COM              502424104     1310    30300 SH       Sole                    30300
Lockheed Martin Corp.          COM              539830109     1140    24700 SH       Sole                    24700
Medtronic Inc                  COM              585055106     2125    45300 SH       Sole                    45300
Merrill Lynch & Co Inc         COM              590188108     1868    34900 SH       Sole                    34900
Microsoft Corp                 COM              594918104     4042   145400 SH       Sole                   145400
Morgan Stanley                 COM              617446448     2695    53400 SH       Sole                    53400
Nokia Corp ADR                 COM              654902204     2913   186700 SH       Sole                   186700
Northern Trust Corp            COM              665859104     1097    25900 SH       Sole                    25900
Oracle Corp                    COM              68389X105     1641   145900 SH       Sole                   145900
PNC Financial Svcs Group       COM              693475105     1142    24000 SH       Sole                    24000
Pepsico Inc                    COM              713448108     2507    54700 SH       Sole                    54700
Pfizer Inc                     COM              717081103     6130   201785 SH       Sole                   201785
Procter Gamble Co              COM              742718109     5792    62400 SH       Sole                    62400
Raytheon Co                    COM              755111507     1996    71300 SH       Sole                    71300
Sears Roebuck & Company        COM              812387108     3739    85500 SH       Sole                    85500
State Street Corp              COM              857477103     2718    60400 SH       Sole                    60400
Target Corp                    COM              87612e106     6047   160700 SH       Sole                   160700
Texas Instruments Inc          COM              882508104     3256   142800 SH       Sole                   142800
Transocean Sedco Forex         COM              G90078109      691    34533 SH       Sole                    34533
United Parcel Service          COM              911312106     1837    28800 SH       Sole                    28800
United Technologies Corp       COM              913017109     5440    70390 SH       Sole                    70390
Viacom Inc CL B                COM              925524308     2321    60600 SH       Sole                    60600
REPORT SUMMARY                 63 DATA RECORDS              208896            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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